Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class A | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class C1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Class C1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class C1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class C1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class C1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class C1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class C1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class C1 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C1 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%